Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2. Summary of Significant Accounting Policies

Basis of Presentation: The Company's financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") on a going concern basis, which contemplates the continuity of operations, realization of assets and satisfaction of liabilities in the normal course of business.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its subsidiaries that are more than 50% owned and over which the Company exercises control. Investments in affiliates of greater than 20% and for which the Company does not exercise control, but does have the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method. All other investments in non-consolidated affiliates are accounted for using the cost method.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Considerable judgment is involved in making these determinations and the use of different estimates or assumptions could result in significantly different results. Management believes its assumptions and estimates are reasonable and appropriate. However, actual results could differ from those reported herein.

Reclassifications: Certain prior period amounts have been reclassified to conform to current period presentation.

Revenue Recognition: The Company records revenue when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price or fee is fixed or determinable and collectibility is reasonably assured. The Company delivers products and records revenue pursuant to commercial agreements with its customers generally in the form of an approved purchase order, including the effects of contractual customer price productivity. The Company does negotiate discrete price changes with its customers, which are generally the result of unique commercial issues between the Company and its customers. The Company records amounts associated with discrete price changes as a reduction to revenue when specific facts and circumstances indicate that a price reduction is probable and the amounts are reasonably estimable. The Company records amounts associated with discrete price changes as an increase to revenue upon execution of a legally enforceable contractual agreement and when collectibility is reasonably assured.

Foreign Currency: Assets and liabilities for most of the Company’s non-U.S. businesses are translated into U.S. Dollars at end-of-period exchange rates and the related translation adjustments are recorded in Accumulated other comprehensive income (loss) ("AOCI") in the consolidated balance sheets. The effects of remeasuring assets and liabilities of the Company’s non-U.S. businesses that use the U.S. Dollar as their functional currency are recorded as transaction gains and losses in the consolidated statements of operations. Income and expense accounts of the Company’s non-U.S. businesses are translated into U.S. Dollars at average-period exchange rates and are reflected in the consolidated statements of operations. Additionally, gains and losses resulting from transactions denominated in a currency other than the functional currency are recorded as transaction gains and losses in the consolidated statements of operations. Net transaction gains and losses, inclusive of amounts associated with discontinued operations, decreased net income by $18 million and $5 million for the years ended December 31, 2014 and 2012, respectively, but increased net income by $4 million for the year ended December 31, 2013.

Restructuring Expense: The Company defines restructuring expense to include costs directly associated with exit or disposal activities. Such costs include employee severance and termination benefits, special termination benefits, contract termination fees and penalties, and other exit or disposal costs. In general, the Company records involuntary employee-related exit and disposal costs when there is a substantive plan for employee severance and related costs are probable and estimable, with the exception of one-time termination benefits and employee retention costs, which are recorded when the employees are entitled to receive such benefits and the amount can be reasonably estimated. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.

Debt Issuance Costs: The costs related to issuance or modification of long-term debt are deferred and amortized into interest expense over the life of each respective debt issue. Deferred amounts associated with debt extinguished prior to maturity are expensed upon extinguishment.

Other Costs: Repair and maintenance costs, research and development costs, and pre-production operating costs are expensed as incurred. Research and development expenses include salary and related employee benefits, contractor fees, information technology, occupancy, telecommunications and depreciation. Research and development costs were $257 million in 2014, $148 million in 2013, and $138 million in 2012. Shipping and handling costs are recorded in the Company's consolidated statements of operations as "Cost of sales".

Net Income (Loss) Per Share Attributable to Visteon: The Company uses the two-class method in computing basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income attributable to Visteon, after deducting undistributed income allocated to participating securities, by the average number of shares of common stock outstanding. Diluted earnings per share is computed by dividing net income by the average number of common and potential dilutive common shares outstanding after deducting undistributed income allocated to participating securities. Performance based share units are considered contingently issuable shares, and are included in the computation of diluted earnings per share if their conditions have been satisfied as if the reporting date was the end of the contingency period.

Cash and Equivalents: The Company considers all highly liquid investments purchased with a maturity of three months or less, including short-term time deposits, commercial paper, repurchase agreements and money market funds to be cash equivalents.

Restricted Cash: Restricted cash represents amounts designated for uses other than current operations and includes $7 million related to the Letter of Credit Facility with US Bank National Association, and $2 million related to cash collateral for other corporate purposes at December 31, 2014.

Accounts Receivable: Accounts receivable are stated at amounts estimated by management to be the net realizable value. An allowance for doubtful accounts is recorded when it is probable amounts will not be collected based on specific identification of customer circumstances or age of the receivable. The allowance for doubtful accounts balance was $12 million and $3 million at December 31, 2014 and December 31, 2013, respectively. Included in Selling, general and administrative expenses are provisions for estimated uncollectible accounts receivable of $7 million, less than $1 million and $4 million for the years ended December 31, 2014 and 2013, and 2012.

Inventories: Inventories are stated at the lower of cost, determined on a first-in, first-out (“FIFO”) basis, or market. Cost includes the cost of materials, direct labor, in-bound freight and the applicable share of manufacturing overhead. The cost of inventories is reduced for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage.

Product Tooling: Product tooling includes molds, dies and other tools used in production of a specific part or parts of the same basic design. It is generally required that non-reimbursable design and development costs for products to be sold under long-term supply arrangements be expensed as incurred and costs incurred for molds, dies and other tools that will be owned by the Company or its customers and used in producing the products under long-term supply arrangements be capitalized and amortized over the shorter of the expected useful life of the assets or the term of the supply arrangement. Product tooling owned by the Company is capitalized as property and equipment and is amortized to cost of sales over its estimated economic life, generally not exceeding six years. The Company had receivables of $11 million and $9 million as of December 31, 2014 and 2013, respectively, related to production tools in progress, which will not be owned by the Company and for which there is a contractual agreement for reimbursement from the customer.

Contractually Reimbursable Engineering Costs: Engineering, testing and other costs incurred in the design and development of production parts are expensed as incurred, unless the costs reimbursement is contractually guaranteed in a customer contract for which costs are capitalized as an asset as incurred and subsequently amortized upon lump sum or piece price recoveries.

Property and Equipment: Property and equipment is stated at cost or fair value for impaired assets. As a result of the adoption of fresh-start accounting, property and equipment was re-measured and adjusted to estimated fair value as of October 1, 2010. Property and equipment is depreciated principally using the straight-line method of depreciation over the related asset's estimated useful life. Generally, buildings and improvements are depreciated over a 40-year estimated useful life, leasehold improvements are depreciated on a straight-line basis over the initial lease term period, and machinery, equipment and other are depreciated over estimated useful lives ranging from 3 to 15 years. Certain costs incurred in the acquisition or development of software for internal use are capitalized. Capitalized software costs are amortized using the straight-line method over estimated useful lives generally ranging from 3 to 8 years. The net book value of capitalized software costs was approximately $9 million and $4 million at December 31, 2014 and 2013, respectively. Related amortization expense was approximately $4 million, $5 million and $5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Amortization expense of approximately $3 million, $3 million, $2 million, $1 million and less than $1 million is expected for the annual periods ended December 31, 2015, 2016, 2017, 2018 and 2019, respectively.

Asset impairment charges are recorded for assets held-in-use when events and circumstances indicate that such assets may not be recoverable and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, an impairment charge is recorded for the amount by which the carrying value of the assets exceeds fair value. The Company classifies assets and liabilities as held for sale when management approves and commits to a formal plan of sale, generally following board of director approval, and it is probable that the sale will be completed within one year. The carrying value of assets and liabilities held for sale is recorded at the lower of carrying value or fair value less cost to sell, and the recording of depreciation is ceased. For impairment purposes, fair value is determined using appraisals, management estimates or discounted cash flow calculations.

Goodwill: The Company performs either a qualitative or quantitative assessment of goodwill for impairment on an annual basis. Goodwill impairment testing is performed at the reporting unit level. The qualitative assessment considers several factors at the reporting unit level including the excess of fair value over carrying value as of the last quantitative impairment test, the length of time since the last fair value measurement, the current carrying value, market and industry metrics, actual performance compared to forecast performance, and the Company's current outlook on the business. If the qualitative assessment indicates it is more likely than not that goodwill is impaired, the reporting unit is quantitatively tested for impairment. To quantitatively test goodwill for impairment, the fair value of each reporting unit is determined and compared to the carrying value. If the carrying value exceeds the fair value, then impairment may exist and further evaluation is required.

Intangible Assets: Definite-lived intangible assets are amortized over their estimated useful lives, and tested for impairment in accordance with the methodology discussed above under "Property and Equipment." Definite-lived intangible assets include:

•	Developed technology intangible assets, which are amortized over average, estimated useful lives of approximately 7 years.

•	Customer-related intangible assets, which are amortized over average, estimated useful lives of approximately 10 years.

The Company recorded approximately $14 million, $5 million and $11 million of amortization expense related to definite-lived intangible assets for the years ended December 31, 2014, 2013 and 2012, respectively. The Company currently estimates annual amortization expense to be $15 million for 2015, $14 million for 2016, $12 million for 2017, $12 million for 2018 and $12 million for 2019.

Indefinite-lived intangible assets are subject to impairment analysis annually or more frequently if an event occurs or circumstances indicate the carrying amount may be impaired. Indefinite-lived intangible assets are tested for impairment by comparing the fair value to the carrying value. If the carrying value exceeds the fair value, the asset is adjusted to fair value. Other definite-lived intangible assets are amortized over their estimated useful lives, and tested for impairment in accordance with the methodology discussed above under "Property and Equipment."

Product Warranty: The Company accrues for warranty obligations at the time of sale based on management estimates, with input from sales, engineering, quality and legal functions, of the amount that eventually will be required to settle such obligations. This accrual is based on several factors, including contractual arrangements, past experience, current claims, production changes, industry developments and various other considerations. Product warranty liabilities are reviewed on a regular basis and adjusted to reflect actual experience.

Product Recall: The Company accrues for product recall claims related to probable financial participation in customer actions to provide remedies to consumers as a result of actual or threatened regulatory or court actions or the Company’s determination of the potential for such actions. This accrual is based on management's best estimate after consideration of the individual fact patterns associated with specific claims, including input from the Company’s engineering, quality and legal functions.

Income Taxes: Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred tax assets when it is more likely than not that such assets will not be realized. This assessment requires significant judgment, and must be done on a jurisdiction-by-jurisdiction basis. In determining the need for a valuation allowance, all available positive and negative evidence, including historical and projected financial performance, is considered along with any other pertinent information.

Fair Value Measurements: The Company uses fair value measurements in the preparation of its financial statements, which utilize various inputs including those that can be readily observable, corroborated or are generally unobservable. The Company utilizes market-based data and valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Additionally, the Company applies assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.

Financial Instruments: The Company uses derivative financial instruments, including forward contracts, swaps, and options to manage exposures to changes in currency exchange rates and interest rates. The Company's policy specifically prohibits the use of derivatives for speculative or trading purposes.

Business Combinations: In accounting for business combinations, the purchase price of an acquired business is allocated to its identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the amount allocated to the assets and liabilities, if any, is recorded as goodwill. Determining the fair values of assets acquired and liabilities assumed requires management's judgment, the utilization of independent appraisal firms and often involves the use of significant estimates and assumptions with respect to the timing and amount of future cash flows, market rate assumptions, actuarial assumptions, and appropriate discount rates, among other items.

Discontinued Operations: The Company reports operating results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs only when the operations and cash flows of a component of the Company's has been or will be eliminated from ongoing operations. For a component to be disposed of by sale, financial results are classified as discontinued only when held for sale criteria are met. For a component to be disposed of other than by sale, financial results are not classified as discontinued until abandonment, distribution, or exchange occurs depending on the manner of disposal. In June 2015, the Company completed the sale of all of its shares of HVCC to the Purchasers for approximately $3.4 billion, or KRW 52,000 per share after adjusting for the 2014 dividend paid by HVCC to Visteon as further described in Note 5 "Discontinued Operations" and Note 26 "Subsequent Events". Accordingly, the vast majority of assets and liabilities and operating results for the previously reported Climate Segment are presented as discontinued operations. Additionally, in May 2014, pursuant to a Master Purchase Agreement, as subsequently amended, Visteon agreed to divest substantially all of its global Interiors business. The operating results of the operations associated with the Interiors Divestiture are presented as discontinued operations. Previously reported assets and liabilities associated with the Interiors Divestiture are presented as held for sale to conform with the Climate Transaction presentation.

Recently Issued Accounting Pronouncements: In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-8, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity". This ASU changes the requirements for reporting discontinued operations to disposals of components of an entity that represent strategic shifts that have a major effect on an entity’s operations and financial results and does not prohibit continuing involvement. The standard also expands the disclosures for discontinued operations and requires new disclosures related to individually material disposals that do not qualify for discontinued operations reporting. The guidance is effective for interim and annual periods beginning after December 15, 2014, and should be applied prospectively. The Company adopted this standard effective January 1, 2015, for the Climate Transaction as disclosed in Note 4 "Divestitures" and Note 5 "Discontinued Operations".

In May 2014, the FASB issued ASU No. 2014-9, "Revenue from Contracts with Customers", which is the new comprehensive revenue recognition standard that will supersede existing revenue recognition guidance under United States Generally Accepted Accounting Principles. The standard's core principle is that a company will recognize revenue when it transfers promised goods or services to a customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. To achieve this principle, an entity identifies the contract with a customer, identifies the separate performance obligations in the contract, determines the transaction price, allocates the transaction price to the separate performance obligations and recognizes revenue when each separate performance obligation is satisfied. This ASU allows for both retrospective and prospective methods of adoption. In July 2015, the FASB approved a one-year deferral of the effective date of the standard. As such, the new standard will become effective for annual and interim periods beginning after December 15, 2017 with early adoption on the original effective date permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.